Goldman Sachs Large Cap Value Fund Investment Strategy - Service Shares [Member] - Goldman Sachs Large Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers. Large-cap issuers are companies with relatively large market capitalizations which are generally above the capitalization threshold of the Russell 1000® Value Index at the time of investment. As of December 1, 2025, the capitalization threshold of the Russell 1000® Value Index was above $5 billion; however, this capitalization threshold will change over time and with market conditions. The Fund may also invest in securities below the then-existing large-cap issuer capitalization threshold of companies constituting the Russell 1000® Value Index at the time of investment. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as quality companies with identifiable competitive advantages, and sustainable growth potential, whose intrinsic value is not reflected in the stock price. The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector analyst recommends, taking into account feedback from the rest of the portfolio management team. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions. The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations. The Investment Adviser measures the Fund’s performance against the Russell 1000® Value Index.